Fair Value Measurement- Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair value measurements for assets using significant unobservable inputs
Beginning balance			$ 271
Transfers out of Level 3			(19)
Included in earnings (or changes in net assets)			(7)
Purchases			8
Sales			(73)
Ending balance			139
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			(12)
Fair value measurements for liabilities using significant unobservable inputs
Beginning balance			224
Transfers out of Level 3			(17)
Included in earnings (or changes in net liabilities)			(125)
Settlements			(7)
Ending balance			75
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period			(29)
Derivative assets
Fair value measurements for assets using significant unobservable inputs
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	13	[1]
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	105		120
Transfers into Level 3	18
Included in earnings (or changes in net assets)	(8)	[2]	1	[2]
Purchases	16		8
Sales	(61)		(24)
Ending balance	70		105
Total Assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	139
Transfers into Level 3	18
Transfers out of Level 3	(12)
Included in earnings (or changes in net assets)	4
Purchases	16
Sales	(61)
Settlements	(14)		(41)
Ending balance	90		139
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	13
Liabilities, Total [Member]
Fair value measurements for liabilities using significant unobservable inputs
Beginning balance	75
Transfers out of Level 3	(39)
Included in earnings (or changes in net liabilities)	(14)
Purchases	3
Settlements	(16)
Ending balance	9
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	9
Securities available-for-sale | State and political subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning balance			45
Included in earnings (or changes in net assets)			7	[3]
Settlements			(41)
Ending balance	11		11
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning balance	1		48
Included in earnings (or changes in net assets)			2	[4]
Sales			(49)
Settlements	(1)
Ending balance	0		1
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning balance	22	[1]	58	[1]
Transfers out of Level 3	(12)	[1]	(19)	[1]
Included in earnings (or changes in net assets)	12	[1],[4]	(17)	[1],[4]
Settlements	(13)	[1]
Ending balance	9	[1]	22	[1]
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			(12)	[1]
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning balance	75	[5]	224	[5]
Transfers out of Level 3	(39)	[5]	(17)	[5]
Included in earnings (or changes in net liabilities)	(14)	[4],[5]	(125)	[4],[5]
Purchases	3	[5]
Settlements	(16)	[5]	(7)	[5]
Ending balance	9	[5]	75	[5]
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	9	[5]	(29)	[5]
Investment Management funds
Fair value measurements for assets using significant unobservable inputs
Beginning balance			44
Included in earnings (or changes in net assets)			2	[6]
Sales			(46)
Ending balance			$ 0

[1]	Derivative assets are reported on a gross basis.
[2]	Reported in investment and other income.
[3]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).
[4]	Reported in foreign exchange and other trading revenue.
[5]	Derivative liabilities are reported on a gross basis.
[6]	Reported in income from consolidated investment management funds.